Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets Stated at Cost Less Accumulated Amortization and Impairment

Intangible assets, stated at cost less accumulated amortization and impairment, consisted of the following:

	As of December 31,
	2025	2024
Copyrights of course videos	$4,856,539	$4,652,811
Intellectual property rights	4,675,726	4,329,823
Intangible assets, cost	9,532,265	8,982,634
Less:
Accumulated amortization	(3,503,370)	(3,342,924)
Impairment	(5,811,592)	(5,567,801)
Intangible assets, net	$217,303	$71,909

Schedule of Future Amortization of Intangible Asset	The following is a schedule of future amortization of intangible asset as of December 31, 2025:
Year ending December 31,	Amount
2026	$14,072
2027	14,072
2028	14,072
2029	14,072
2030 and thereafter	161,015
Total	$217,303